JPMorgan Equity Focus Fund
JPMorgan Equity Focus Fund Class/Ticker: A/JPFAX; C/JPFCX; Select/JPFSX
What is the goal of the Fund?
The Fund seeks long term capital appreciation.
Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in "How to Do Business with the Fund — SALES CHARGES" on page 13 of the prospectus and in "PURCHASES, REDEMPTIONS AND EXCHANGES" in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
Shareholder Fees - JPMorgan Equity Focus Fund	Class A		Class C	Select Class
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases as a % of the Offering Price	5.25%		none	none
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	none	[1]	1.00%	none
[1]	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - JPMorgan Equity Focus Fund		Class A	Class C	Select Class
Management Fees		0.65%	0.65%	0.65%
Distribution (Rule 12b-1) Fees		0.25%	0.75%	none
Other Expenses	[1]	0.57%	0.57%	0.57%
Shareholder Service Fees		0.25%	0.25%	0.25%
Remainder of Other Expenses		0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses		1.47%	1.97%	1.22%
Fee Waivers and Expense Reimbursements	[2]	(0.22%)	(0.22%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	1.25%	1.75%	1.00%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceeds 1.25%, 1.75% and 1.00%, respectively, of their average daily net assets. This contract cannot be terminated prior to 7/1/12 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - JPMorgan Equity Focus Fund (USD $)	1 Year	3 Years
Class A	646	945
Class C	278	597
Select Class	102	365

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - JPMorgan Equity Focus Fund (USD $)	1 Year	3 Years
Class A	646	945
Class C	178	597
Select Class	102	365

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund's performance.

What are the Fund's main investment strategies?

The Fund is a non-diversified equity portfolio which is normally managed as a core portfolio, but which has the ability to proactively invest more heavily in either growth or value securities depending on market conditions and the convictions of the adviser. The Fund invests in a limited number of U.S. equity securities, generally not more than 40. In choosing securities, the Fund seeks to invest in companies with one or more of the following characteristics:

•	A durable franchise

•	A sustainable competitive position relative to its peers

•	A market leader

•	A strong management team focused on increasing shareholder value

•	A strong balance sheet.

The size of the allocation of the Fund to growth and value securities will vary based on market conditions, and the convictions of the adviser each ranging from 35% to 65% of the equity investments in the Fund.

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Fund typically invests in equity securities with market capitalizations of $1 billion or more. In implementing its main strategies, the Fund invests primarily in common stocks and real estate investment trusts (REITs), but it may also invest up to 20% of its assets in common stocks of foreign companies, including depositary receipts.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

If the Fund's portfolio managers cannot find attractive investments, the Fund may invest up to 20% of its assets in cash and cash equivalents until appropriate investments are identified.

Investment Process: In managing the Fund, the portfolio managers employ a process that combines research, valuation and stock selection.

In selecting growth stocks, the adviser focuses on companies whose revenue growth potential is underappreciated by investors, specifically looking for companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. These companies have one or more of the following characteristics:

•	A favorable supply/demand imbalance for the company's product or service

•	Underappreciated growth opportunities

•	Differentiated business model

•	Ability to gain market share

•	Growth opportunities in emerging industries or those that emerge from industry changes

In selecting value stocks, the adviser seeks to invest in companies which have durable franchises and which appear to be undervalued and have the ability to grow intrinsic value per share. Companies with durable franchises generally have a sustainable competitive position relative to peers, high returns on capital, a diversified client or asset base and a strong brand.

The adviser may sell a security due to a change in the company's fundamentals or a change in the original reason for purchase of an investment, or if the adviser no longer considers the security to be attractively valued. Investments may also be sold if a portfolio manager identifies a stock that he believes offers a better investment opportunity or to reallocate the Fund's assets between growth and value securities.

The Fund's Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund's portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund's securities goes down, your investment in the Fund decreases in value.

Non-Diversified Fund Risk. The Fund is non-diversified and typically invests in no more than 40 securities. This increased concentration in fewer issuers may result in the Fund's shares being more sensitive to economic results of those issuing the securities. The value of the Fund's shares may also be more volatile than the value of a Fund which invests in more securities.

Strategy Risk. Although the Fund is normally managed as a core portfolio, it may invest more heavily in either growth or value securities depending on market conditions and the convictions of the adviser.

If the Fund invests more heavily in growth securities, it will be more subject to risks related to growth investing. Specifically, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

If the Fund invests more heavily in value securities, it will be more subject to risks related to value investing. Specifically, a value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company's value or the factors that the adviser believes will cause the stock price to increase do not occur.

Smaller Cap Company Risk. Investments in companies with capitalizations as low as $1 billion may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Securities Risk. Investments in foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets.

Real Estate Securities Risk. The Fund's investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit- worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund's Past Performance

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. Although past performance is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.